CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Convertible Note

The notes are divided into three tranches and can be converted into a total of 11,695,513 shares of the Group’s ADS at any time as follows:

Convertible Notes	Principal Amount		Conversion Price
Tranche A	US$	22,250,000	US$	2.6
Tranche B	US$	13,350,000	US$	5.2
Tranche C	US$	4,450,000	US$	7.8

Convertible Notes at Net Carrying Value at Date of Issuance

The convertible notes are recorded at net carrying value at the date of issuance as follows:

	US$	RMB
Principal Amount	40,050,000	260,068,680
Less:
Fair value allocated to warrants (Note 23)	8,821,883	57,285,780
Beneficial conversion feature	8,112,556	52,679,692
Issuance Cost	3,200,000	20,779,520
Net carrying value	19,915,561	129,323,688